Offerings	Apr. 01, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	111,000
Proposed Maximum Offering Price per Unit	0.0002
Maximum Aggregate Offering Price	$ 22.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.003
Offering Note
(1)
These shares may be represented by the Registrant’s American depositary shares (“ADSs”), each of which represents two Class A ordinary share. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(File
No. 333-200636).

(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2024 Share Incentive Plan (the “Plan”). Any Class A ordinary share covered by an award granted under the Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the Plan.

(3)
Represents the Class A ordinary shares issuable upon exercise of outstanding options granted under the Plan, and the corresponding proposed maximum offering price per share represents weighted average exercise price of these outstanding options, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	49,889,000
Proposed Maximum Offering Price per Unit	3.13
Maximum Aggregate Offering Price	$ 156,152,570
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,906.96
Offering Note
(1)
These shares may be represented by the Registrant’s American depositary shares (“ADSs”), each of which represents two Class A ordinary share. The Registrant’s ADSs issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form
F-6
(File
No. 333-200636).

(2)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2024 Share Incentive Plan (the “Plan”). Any Class A ordinary share covered by an award granted under the Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the Plan.

(4)
These Class A ordinary shares are reserved for future award grants under the Plan. The number of ordinary shares available for issuance under the Plan has been estimated for the purposes of calculating the amount of the registration fee. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$6.
26
 per ADS, the average of the high and low prices for the Registrant’s ADSs as quoted on Nasdaq on March
31
, 2025.